Accumulated retained earnings - Schedule of reserves of subsidiaries based on the companies' contribution to the Group (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ 47,937	€ 47,249	€ 47,669
Restricted portion of reserves of subsidiaries	4,722	4,175	3,870
Banco Santander (Brasil) S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	16,085	15,107	14,512
Santander UK Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	7,973	8,576	8,700
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,977	5,248	5,684
Santander Consumer Finance Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,804	4,729	4,344
Banco Santander - Chile
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,560	4,250	4,112
Banco Santander Argentina S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	3,217	2,892	2,813
Banco Santander Totta, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,726	2,766	2,626
Santander Bank Polska S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,875	2,890	2,535
Santander Holdings USA, Inc.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	63	187	1,893
Santander Investment, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,424	1,217	1,215
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	845	836	1,044
Banco Santander International SA (former Banco Santander (Suisse) S.A)
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	450	397	346
Other companies and consolidation adjustments
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ (2,062)	€ (1,846)	€ (2,155)